DRINKER BIDDLE & REATH LLP

One Logan Square

Suite #2000

Philadelphia, PA 19103-6996

(215) 988-2700

Fax (215) 988-2757

August 20, 2018

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

RE:	The Relative Value Fund
File Nos. (333-213003/811-23179)

Ladies and Gentlemen:

On behalf of The Relative Value Fund (the "Registrant") and pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), I hereby certify that the Registrant’s Prospectus and Statement of Additional Information, each dated July 30, 2018 do not differ from the Prospectus and Statement of Additional Information contained in Post-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-2 filed electronically on July 30, 2018.

Questions and comments concerning this letter may be directed to the undersigned at (215) 988-2699.

Sincerely yours,

/s/ Nancy P. O’Hara

Nancy P. O’Hara, Esquire